Income Taxes and Duties - Summary of Income Taxes and Duties Payable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of income taxes [line items]
Profit-sharing Duty	$ 0	$ 0	$ 127,499,009	$ 214,075,924
Income tax	39,838	715,756	162,782,189	5,923,357
Total income taxes and duties	39,838	715,756	290,281,198	219,999,281
Exploration Hydrocarbons Duty			2,437,425
Welfare oil duty	$ 10,829,648	194,573,038	0	$ 0
Other Income Taxes and Duties
Disclosure of income taxes [line items]
Profit-sharing Duty		0	15,509,745
Income tax		11,589,464	9,510,254
Total income taxes and duties		$ 11,589,464	$ 25,019,999
Special Tax on Production and Services		59,541,921	46,259,130
Hydrocarbons Extraction Duty		$ 0	$ 4,668,734
Exploration Hydrocarbons Duty		0	301,850
Exploration and Extraction Hydrocarbons Duty		536,990	492,371
Welfare oil duty		14,859,195	0
Withheld taxes		8,088,150	8,115,002
Import taxes and duties		5,827	5,827
Other contributions payable		803,419	1,078,476
Total other taxes and duties		83,835,502	60,921,390
Total		$ 95,424,966	$ 85,941,389